Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.3%
	CONSUMER DISCRETIONARY — 9.6%
7,177	Acushnet Holdings Corp.	$670,906
5,904	Boot Barn Holdings, Inc.*	864,109
1,069	Cavco Industries, Inc.*	517,706
5,531	Grand Canyon Education, Inc.*	940,436
2,133	Group 1 Automotive, Inc.	705,234
26,955	LKQ Corp.	791,668
7,493	SharkNinja, Inc. *,1	793,509
2,706	TopBuild Corp.*	950,618
1,760	Winmark Corp.	752,488
		6,986,674
	CONSUMER STAPLES — 2.5%
7,328	Post Holdings, Inc.*	724,446
12,069	U.S. Foods Holding Corp.*	1,112,883
		1,837,329
	FINANCIALS — 11.7%
4,505	Assurant, Inc.	981,234
10,875	Brown & Brown, Inc.	709,159
15,964	Commerce Bancshares, Inc.	785,429
8,280	East West Bancorp, Inc.	883,973
2,310	LPL Financial Holdings, Inc.	694,917
7,661	Popular, Inc.[1]	1,027,876
5,268	Selective Insurance Group, Inc.	397,155
8,476	SouthState Bank Corp.	784,199
8,892	Stifel Financial Corp.	657,297
11,186	Voya Financial, Inc.	764,227
5,837	Wintrust Financial Corp.	810,993
		8,496,459
	HEALTH CARE — 13.4%
17,503	Agios Pharmaceuticals, Inc.*	592,127
3,788	Apogee Therapeutics, Inc.*	318,836
29,621	AtriCure, Inc.*	845,087
1,376	Chemed Corp.	519,770
8,559	Encompass Health Corp.	827,912
13,133	Enovis Corp.*	298,776
4,397	GeneDx Holdings Corporation*	282,375
7,410	Globus Medical, Inc. - Class A*	638,446
9,721	Hologic, Inc.*	734,810
3,743	ICON PLC*,1	414,200
8,440	ICU Medical, Inc.*	1,090,026
2,295	Insmed, Inc.*	375,279
5,321	Integer Holdings Corp.*	468,248
4,504	Ionis Pharmaceuticals, Inc.*	338,205

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
81,415	Neogen Corp.*	$756,345
2,566	Neurocrine Biosciences, Inc.*	338,045
10,130	Newamsterdam Pharma Co. N.V.*,1	324,261
22,542	Waystar Holding Corp.*	543,488
		9,706,236
	INDUSTRIALS — 30.9%
6,935	AAON, Inc.	573,871
5,527	Alamo Group, Inc.	911,789
15,345	Atmus Filtration Technologies, Inc.	871,136
6,137	Brink's Co.	635,977
1,062	CACI International, Inc. - Class A*	577,590
6,308	Casella Waste Systems, Inc. - Class A*	500,477
3,548	Crane Co.	606,708
2,505	EnerSys	435,169
9,557	Esab Corp.	923,780
3,934	ESCO Technologies, Inc.	1,106,910
9,461	Franklin Electric Co., Inc.	872,020
5,151	Generac Holdings, Inc.*	1,006,145
8,335	ICF International, Inc.	544,192
5,480	ITT, Inc.	1,044,104
30,434	LSI Industries, Inc.	566,072
11,917	Mercury Systems, Inc.*	868,869
3,190	Modine Manufacturing Co.*	691,305
2,879	MSA Safety, Inc.	472,012
5,442	nVent Electric PLC[1]	643,680
3,817	Regal Rexnord Corp.	714,771
44,813	RXO, Inc.*	655,166
4,856	SPX Technologies, Inc.*	970,909
34,986	StandardAero, Inc.*	903,688
10,123	Stanley Black & Decker, Inc.	719,340
1,511	Sterling Construction Co., Inc.*	615,385
14,118	Terex Corp.	834,374
15,595	Thermon Group Holdings, Inc.*	785,988
2,544	Valmont Industries, Inc.	1,016,506
2,004	Woodward, Inc.	717,272
15,655	Zurn Elkay Water Solutions Corp.	701,970
		22,487,175
	INFORMATION TECHNOLOGY — 15.4%
12,414	Adeia, Inc.	298,308
27,858	Allegro MicroSystems, Inc.*	878,363
3,246	Applied Optoelectronics, Inc.*	274,579
5,002	Badger Meter, Inc.	762,055
4,003	Coherent Corp.*	953,555

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
17,225	JFrog, Ltd.*,1	$808,369
4,360	Onto Innovation, Inc.*	894,105
2,972	OSI Systems, Inc.*	789,096
5,991	Qnity Electronics, Inc.	691,241
29,415	Ralliant Corporation	1,223,370
4,860	SPS Commerce, Inc.*	270,556
6,637	TD SYNNEX Corp.	1,119,728
1,708	Teledyne Technologies, Inc.*	1,033,357
8,268	Trimble, Inc.*	539,322
28,571	Unity Software, Inc.*	626,848
		11,162,852
	MATERIALS — 5.1%
4,455	Avery Dennison Corp.	769,290
8,993	H.B. Fuller Co.	554,688
3,818	Quaker Chemical Corp.	474,310
2,534	Reliance, Inc.	770,133
8,528	RPM International, Inc.	847,683
8,114	TriMas Corp.	291,617
		3,707,721
	REAL ESTATE — 5.6%
19,543	American Healthcare REIT, Inc. - REIT	921,648
16,009	First Industrial Realty Trust, Inc. - REIT	926,120
2,729	Jones Lang LaSalle, Inc. - REIT*	830,489
34,265	Kite Realty Group Trust - REIT	841,206
4,664	Mid-America Apartment Communities, Inc. - REIT	569,568
		4,089,031
	UTILITIES — 2.1%
18,103	California Water Service Group	820,790
17,887	Essential Utilities, Inc.	720,310
		1,541,100
	TOTAL COMMON STOCKS
	(Cost $60,247,136)	70,014,577

Principal Amount
	SHORT-TERM INVESTMENTS — 3.6%
$2,630,159	UMB Money Market Special, 2.71%[2]	2,630,159
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,630,159)	2,630,159
	TOTAL INVESTMENTS — 99.9%
	(Cost $62,877,295)	72,644,736

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value

	Other Assets in Excess of Liabilities — 0.1%	64,180
	NET ASSETS — 100.0%	$72,708,916

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.